Commitments and Contingencies (Details)	12 Months Ended
Dec. 31, 2014
Other Commitments [Line Items]
Backstop Agreement with Navios Midstream	On November 18, 2014, Navios Acquisition entered into a backstop agreement with Navios Midstream. In accordance with the terms of the backstop agreement, Navios Acquisition has committed to charter-in the Shinyo Ocean and Shinyo Kannika for a two-year period at the time of their redelivery at the currently contracted rate if the market charter rate is lower than the currently contracted rate. Furthermore, Navios Maritime Acquisition has committed to charter-in the following option vessels: (a) Nave Celeste for a two-year period at the time of her redelivery at the currently contracted rate if the market charter rate is lower than the currently contracted rate and (b) Nave Galactic and Nave Quasar for a four-year period at the net time charter-out rate per day (net of commissions) of $35,000 if the market charter rate is lower than the charter-out rate of $35,000. Conversely, if market charter rates are higher during the backstop period, such vessels will be chartered out to third-party charterers at prevailing market rates and Navios Acquisition's backstop commitment will not be triggered. The backstop commitment does not include any profit-sharing.